Financial Risk Management (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2015
Disclosure of financial instruments by type of interest rate [line items]
Total Borrowings	$ 1,486,445	$ 1,107,241	$ 1,087,566	$ 765,184
Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Total Borrowings	738,320	630,541	696,066
Variable rate
Disclosure of financial instruments by type of interest rate [line items]
Total Borrowings	$ 748,125	$ 476,700	$ 391,500